Policyholder liabilities and unallocated surplus - Movement in gross and reinsurers' share of policyholder liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	$ 151,915	$ 144,733
Policyholder liabilities on the consolidated statement of financial position	123,529	144,809
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,384	5,217
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,568	6,273
Claims paid	(4,406)	(4,143)
With-profits business
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	88,618	81,193
Policyholder liabilities on the consolidated statement of financial position	74,413	82,970
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,384	5,217
Income and expense included in the income statement	(779)	1,070
Foreign exchange translation differences	(37)	(14)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,568	6,273
Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	151,915
Reclassification of US operations as held for distribution		(296,513)
Income and expense included in the income statement	(25,193)	1,354
Other movements	69	25
Foreign exchange translation differences	(3,262)	(1,303)
Policyholder liabilities on the consolidated statement of financial position	123,529	144,809
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	(9,753)
Reclassification of US operations as held for distribution		35,232
Income and expense included in the income statement	6,942	1,450
Foreign exchange translation differences	61	22
Policyholder liabilities on the consolidated statement of financial position	(2,750)	(9,891)
Claim amount attributable to reinsurers	$ 202	269
Continuing and discontinued operations | With-profits business
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Unallocated surplus of with-profits funds on the consolidated statement of financial position		5,217
Continuing and discontinued operations | Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position		441,246
Continuing and discontinued operations | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position		$ (46,595)